Analysis of Net Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents	$ 5,936	$ 5,783	[1]	$ 7,721		$ 4,218
Undrawn borrowing facilities	$ 3,745	$ 3,983
euro
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	39.00%	41.00%
US Dollar
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	39.00%	39.00%

[1]	See the Accounting Policies on page 181 for further details.